INCOME TAX BENEFIT/(EXPENSE) - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of income tax expense (benefit)
Profit before income tax		¥ 2,303,511	¥ 3,049,010	¥ 1,620,689
Tax expense calculated at the statutory tax rate of 25% (2017: 25%)		575,878	762,253	405,172
Preferential income tax rates applicable to certain branches and subsidiaries		(268,665)	(287,081)	(3,322)
Impact of change in income tax rate		23,425	98,150	5,945
Tax losses with no deferred tax assets recognized		434,103	296,728	269,173
Deductible temporary differences with no deferred tax assets recognized		382,503	308,657	78,644
Utilisation of previously unrecognized tax losses and deductible temporary differences		(52,962)	(212,240)	(203,423)
Tax incentive in relation to deduction of certain expenses		(62,172)	(43,846)	(3,769)
Non-taxable income		(254,337)	(126,101)	(89,602)
Expenses not deductible for tax purposes		46,758	10,290	83,966
Write-off of unrecoverable deferred tax assets previously recognized		183,195	49,808	3,315
Return on equity investment measured by the equity method		40,029	39,274	(4,896)
Recognition of deferred tax assets related to deductible temporary differences and tax losses previously not recognized		(233,940)	(274,726)	(117,513)
True-up adjustments in respect of prior year's annual income tax filings and others		8,684	22,568	(19,791)
Income tax expense	$ 119,628	¥ 822,499	¥ 643,734	¥ 403,899
Effective tax rate	36.00%	36.00%	21.00%	25.00%
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Associates
Reconciliation of income tax expense (benefit)
Income tax expense		¥ 106,000	¥ 86,000	¥ 64,000
Joint ventures
Reconciliation of income tax expense (benefit)
Income tax expense		¥ 48,000	¥ 11,000	¥ 22,000